Net Loss Per Share Attributable to Common Shareholders	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Common Shareholders
Note 5. Net Loss Per Share Attributable to Common Stockholders
The following table sets forth the computation of basic and diluted loss (in thousands, except for share and per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Net loss	$(7,589)	$(9,928)	$(16,946)	$(19,590)
Weighted-average common stock outstanding	31,232,684	23,655,680	27,562,525	23,630,523
Less: weighted-average shares of common stock subject to vesting	(17,490)	(62,685)	(21,217)	(131,545)

Weighted-average shares of common stock outstanding used in the calculation of basic and diluted net loss per share attributable to shareholders	31,215,194	23,592,995	27,541,308	23,498,978

Loss per share attributable to common shareholders, basic and diluted	$(0.24)	$(0.42)	$(0.62)	$(0.83)

As of June 30, 2023 and 2022 potentially dilutive securities of 5,409,486 and 2,718,290 have been excluded from the computation of diluted weighted average shares outstanding, as they would be anti-dilutive.

11. Net Loss Per Share Attributable to Common Stockholders
The following table sets forth the computation of basic and diluted loss (in thousands, except for share and per share amounts):

	Year Ended December 31,
	2022	2021
Net Loss	$(39,760)	$(40,335)
Weighted-average number of shares of common stock outstanding	23,695,503	13,351,866
Less: weighted-average shares of common stock subject to vesting	(137,657)	(369,394)

Weighted-average shares of common stock outstanding used in the calculation of basic and diluted net loss per share attributable to shareholders	23,557,846	12,982,472
Net Loss per share, basic and diluted	$(1.69)	$(3.11)

As of December 31, 2022 and 2021 3,999,223 and 1,476,475 potentially dilutive stock options have been excluded from the computation of diluted weighted average shares outstanding, as they would be antidilutive.